Promissory Note Receivable	12 Months Ended
Dec. 31, 2020
Promissory Note Receivable
Promissory Note Receivable
On February 12, 2018, the Company entered into a Forbearance Agreement with the debtor in which the loan principal totaling $220,000. Funds of $94,500 were received in 2018 with a balance of $59,500 received in January 2019, net of legal fees.